SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		6 Months Ended
		Jul. 01, 2026	May 07, 2026	Feb. 06, 2026	Jun. 18, 2026	Feb. 13, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 16, 2026	Jan. 07, 2026	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued							3,041,830				830,613
Proceed from shares issued							$ 0	$ 1,338
Number of ordinary shares called by warrants							2,894,259
Common Stock, Shares Authorized							12,000,000			12,000,000	2,000,000
Common Stock, No Par Value							$ 0			$ 0	$ 0
Exercise of warrants outstanding							448,797
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse split ratio				1-for-5
Number of share issued	[1]						2,152,798
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 29	389
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 9	$ 7
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding							40,531				43,551
Options granted							0
Shares options granted							11,724
Unrecognized compensation cost							$ 124
Recognized as weighted-average period							2 years
Weighted average exercise price of options granted							$ 0
Cancelled							3,020
Risk free rate							0.00%	4.50%
Stock options assumptions average expected term							0 years
Volatility							0.00%
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options assumptions average expected term								5 years
Volatility								117.00%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options assumptions average expected term								5 years 9 months 21 days
Volatility								120.00%
December 2023 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares called by warrants							32,753
Warrants exercise price							$ 427.2
Blade Ranger pre-funded warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share issued						13,759
Warrants exercise price						$ 0.05
Proceeds from exercise of warrants						$ 1
Blade Ranger pre-funded warrants [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, unissued									300,000
SEPA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Commitment fees and other costs							$ 371
SEPA [Member] | Yorkville [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Line of credit facility, maximum borrowing capacity			$ 10,000		$ 15,000		$ 15,000
Line of Credit Facility, Description			The purchase price for each advance was generally equal to 97% of the lowest daily VWAP during the applicable three-trading-day pricing period. The Company could specify a minimum acceptable price in connection with each advance. Advances were subject to applicable registration limitations and a 9.99% beneficial ownership limitation.		The purchase price for each advance is generally equal to 97% of the lowest daily VWAP during the applicable three-trading-day pricing period. The Company may specify a minimum acceptable price for each advance. Advances are subject to applicable registration limitations and a 9.99% beneficial ownership limitation.
Line of credit facility, expiration period					36 months
Line of credit facility, commitment fee percentage			1.00%		1.00%
Ordinary share issued		437,000
Proceed from shares issued		$ 447
Proceeds from issuance of private placement			$ 10,000
Number of share issued			2,152,798		20,276		44,660

[1]	All share amounts in these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1c)